LEASE	12 Months Ended
Sep. 30, 2025
LEASE
LEASE

NOTE 11 — LEASE

The Company primarily has operating leases for administrative offices, and finance lease agreements for equipment from third-parties.

A summary of supplemental balance sheet information related to operating leases as of September 30, 2025, and 2024 was as follows:

	2025		2024
Operating lease right-of-use assets	$674,885		$13,122

Operating lease liabilities, current	144,408		13,122
Operating lease liabilities, non-current	556,584		—

Total operating lease liabilities	$700,992		$13,122

Weighted average remaining lease term	51.2	months	4.7	months

Weighted average discount rate	4.3%		4.3%

NOTE 11 — LEASE (Continued)

A summary of supplemental balance sheet information related to finance lease are as follows:

	2025		2024
Finance lease right of use assets - cost	$1,280,000		$—
Accumulated amortization	(256,000)		—
Finance lease right of use assets, net	1,024,000		—

Weighted average remaining lease term	48	months	—
Weighted average discount rate *	N/A

*As the finance lease for the AI computing facility was paid off at the commerce date of the lease term, no discount is necessary to be adopted.

A summary of lease expenses recognized in the consolidated statements of operations as of September 30, 2025 and 2024 and supplemental cash flow information related to operating leases for the years ended September 30, 2025 and 2024 were as follows:

	2025	2024
Operating lease expenses – third party	$292,135	$43,691
Short-term lease	30,429	—

Cash paid for operating leases	$1,295,768	43,691
ROU assets recognized during the period	$688,556	$—

Minimum future lease payments under non-cancellable operating leases described above as of September 30, 2025 are as follows:

For year ended September 30, 2026	$166,006
For year ended September 30, 2027	163,410
For year ended September 30, 2028	141,593
For year ended September 30, 2029	141,593
For year ended September 30, 2030	148,673
Total	761,275

Less: present value discount	(60,283)

Total operating lease liabilities	$700,992

No future payments under the finance lease arrangement as of September 30, 2025.